Document and Entity Information	Jul. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2025
Entity Registrant Name	URGENT.LY INC.
Entity Central Index Key	0001603652
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	001-41841
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2848640
Entity Address, Address Line One	8609 Westwood Center Drive
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	571
Local Phone Number	350-3600
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ULY
Security Exchange Name	NASDAQ